Schedule of trade receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current trade receivables	$ 17,563	$ 21,352
Billed sales of electricity member
IfrsStatementLineItems [Line Items]
Current trade receivables	15,037	18,565
Framework agreement member
IfrsStatementLineItems [Line Items]
Current trade receivables		14
Receivables in litigation member
IfrsStatementLineItems [Line Items]
Current trade receivables	253	452
Allowance for impairment of trade receivables member
IfrsStatementLineItems [Line Items]
Current trade receivables	(6,006)	(6,948)
Subtotal member
IfrsStatementLineItems [Line Items]
Current trade receivables	9,284	12,083
Unbilled sales of electricity member
IfrsStatementLineItems [Line Items]
Current trade receivables	7,894	8,769
P b a and c a b a government credit member
IfrsStatementLineItems [Line Items]
Current trade receivables	383	497
Fee payable member
IfrsStatementLineItems [Line Items]
Current trade receivables	$ 2	$ 3